Leases - Schedule of Supplemental Cash Flow Information Related to Operating Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flows from operating leases	$ 118,164	$ 114,722	$ 235,157	$ 228,308	$ 462,295	$ 441,111